Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Chemicals Portfolio	Apr. 29, 2024
Select Chemicals Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	12.73%
Past 5 years	10.28%
Past 10 years	6.95%
Select Chemicals Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.09%
Past 5 years	8.97%
Past 10 years	5.30%
Select Chemicals Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.66%
Past 5 years	8.03%
Past 10 years	5.17%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1503
Average Annual Return:
Past 1 year	11.66%
Past 5 years	11.91%
Past 10 years	8.52%